SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Exchange Rates) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Exchange Rate, Period End	0.9698	0.9996	1.0051	0.9833
Exchange Rate, Period Average	0.9971	0.9783	1.0040	0.9891